Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of segment reporting information by segment
The table below provides a summary of the Group’s operating segment results under which the cost of revenues is considered as the significant segment expense for the years ended December 31, 2022, 2023 and 2024.

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues:
Learning services	3,084,375	3,148,114	2,747,290
Smart devices	1,256,446	909,192	903,669
Online marketing services	672,361	1,331,902	1,974,960

Total net revenues	5,013,182	5,389,208	5,625,919
Cost of revenues:
Learning services	1,172,703	1,159,357	1,060,177
Smart devices	765,641	552,810	553,620
Online marketing services	488,422	909,579	1,263,631

Total cost of revenues	2,426,766	2,621,746	2,877,428
Gross profit:
Learning services	1,911,672	1,988,757	1,687,113
Smart devices	490,805	356,382	350,049
Online marketing services	183,939	422,323	711,329

Total gross profit	2,586,416	2,767,462	2,748,491

Reconciliation of profit or loss (segment gross profit):
Unallocated amounts:
Operating expenses:
Sales and marketing expenses	(2,328,095)	(2,268,428)	(1,872,586)
Research and development expenses	(803,791)	(743,364)	(539,998)
General and administrative expenses	(229,210)	(221,996)	(187,086)

Total operating expenses	(3,361,096)	(3,233,788)	(2,599,670)

(Loss)/Income from operations	(774,680)	(466,326)	148,821
Interest income	12,908	8,348	3,919
Interest expense	(45,607)	(69,472)	(73,090)
Others, net	81,445	(11,578)	1,585

(Loss)/Income before tax	(725,934)	(539,028)	81,235